Research And Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expense [Abstract]
Research And Development Expenses
14.	RESEARCH AND DEVELOPMENT EXPENSES
Research and development expenses are comprised of the following:

	December 31, 2023	December 31, 2022
Preclinical	$1,616,238	$1,073,668
Clinical	4,595,597	7,179,535
Manufacturing & analytical	4,986,502	2,177,070
Regulatory	341,589	588,652
Consulting	—	660

Direct research and development	11,539,926	11,019,585
Pipeline development	83,637	227,615
Other research and development	672,295	424,628
Salaries and benefits	2,794,891	1,901,257
Share based payments (Note 12(c))	697,877	381,054
License costs (Note 10)	5,000,000	—
Government grants (Note 15)	(122,542)	(288,515)
SR&ED and other R&D tax incentives	(102,859)	(35,770)

Total expenses during the period	$20,563,225	$13,629,854